RELATED PARTY TRANSACTIONS (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
BBAM [Member] | Rent Fee for Aircraft Financed by Securitization Notes [Member]
Related Party Transactions [Abstract]
Percentage of aircraft rent collected			3.50%
Monthly fee per aircraft with related party			$ 1,000
BBAM [Member] | Sales Fee for Aircraft Financed by Securitization Notes [Member]
Related Party Transactions [Abstract]
Percentage of aggregate gross proceeds from disposition of aircraft or aviation asset			1.50%
BBAM [Member] | Fixed Administrative Agency Fee [Member]
Related Party Transactions [Abstract]
Monthly fee per aircraft with related party			$ 1,000
BBAM [Member] | Fixed Administrative Agency Fee [Member] | B&B Air Funding [Member]
Related Party Transactions [Abstract]
Monthly fee with related party			$ 20,000
BBAM [Member] | Servicing Fee [Member]
Related Party Transactions [Abstract]
Percentage of aircraft rent collected			3.50%
BBAM [Member] | Fixed Administrative Services Fee Under Term Loan [Member]
Related Party Transactions [Abstract]
Monthly fee with related party			$ 10,000
BBAM [Member] | Fixed Administrative Services Fee Under Fly Acquisition III Facility [Member]
Related Party Transactions [Abstract]
Monthly fee with related party			10,000
BBAM [Member] | Fixed Administrative Services Fee Under Magellan Acquisition Limited Facility [Member]
Related Party Transactions [Abstract]
Monthly fee with related party			10,000
BBAM [Member] | Fixed Administrative Services Fee Under Fly Aladdin Acquisition Facility [Member]
Related Party Transactions [Abstract]
Monthly fee with related party			$ 10,000
BBAM [Member] | Fixed Administrative Services Fee Under Fly Aladdin Engine Funding Facility [Member]
Related Party Transactions [Abstract]
Percentage of aircraft rent collected			3.50%
Monthly fee with related party			$ 1,000
BBAM [Member] | Servicing and Administrative Fees [Member]
Related Party Transactions [Abstract]
Expenses with related party	$ 3,800,000	$ 4,000,000	11,800,000	$ 11,300,000
BBAM [Member] | Acquisition Fees [Member]
Related Party Transactions [Abstract]
Expenses with related party	800,000	12,300,000	$ 1,700,000	13,300,000
Percentage of gross acquisition cost of aircraft or aviation asset purchased			1.50%
BBAM [Member] | Disposition Fees [Member]
Related Party Transactions [Abstract]
Percentage of aggregate gross proceeds from disposition of aircraft or aviation asset			1.50%
Expenses with related party	4,300,000	300,000	$ 11,400,000	2,000,000
Manager [Member] | Fixed Management Fee [Member]
Related Party Transactions [Abstract]
Expenses with related party	$ 2,400,000	$ 1,800,000	$ 7,200,000	$ 5,500,000
Adjustment for percentage change in book value of aircraft portfolio during preceding year			0.30%
Base amount used to calculate management fee adjustment			$ 2,700,000,000
Adjustment for percentage change in book value of aircraft portfolio in excess of base amount			0.25%
Manager [Member] | Fixed Management Fee [Member] | Maximum [Member]
Related Party Transactions [Abstract]
Adjustment increase over $2.7 billion			$ 2,000,000,000
Manager [Member] | Fixed Management Fee [Member] | Minimum [Member]
Related Party Transactions [Abstract]
Charges from related party			$ 5,000,000